Deutsche World Dividend Fund
Deutsche World Dividend Fund
Investment Objective
The fund seeks total return, emphasizing both current income and capital appreciation.
Fees and Expenses of the Fund

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Class A shares in Deutsche funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial advisor and in Choosing a Share Class (p. 70), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 142) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-16).

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees - Deutsche World Dividend Fund - USD ($)	Class A	Class T	Class C	Class R6	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	2.50%	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	none	1.00%	none	none	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20	none	$ 20	none	none	$ 20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Deutsche World Dividend Fund		Class A	Class T	Class C	Class R6	INST Class	Class S
Management fee		0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution/service (12b-1) fees		0.24%	0.25%	1.00%	none	none	none
Other expenses	[1]	0.39%	0.43%	0.36%	0.28%	0.36%	0.41%
Total annual fund operating expenses		1.29%	1.34%	2.02%	0.94%	1.02%	1.07%
Fee waiver/expense reimbursement		0.21%	0.26%	0.19%	0.16%	0.19%	0.19%
Total annual fund operating expenses after fee waiver/expense reimbursement		1.08%	1.08%	1.83%	0.78%	0.83%	0.88%
[1]	"Other expenses" for Class T are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through January 31, 2019 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 1.08%, 1.08%, 1.83%, 0.78%, 0.83% and 0.88% for Class A, Class T, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Deutsche World Dividend Fund - USD ($)	Class A	Class T	Class C	Class R6	INST Class	Class S
1 Year	$ 679	$ 357	$ 286	$ 80	$ 85	$ 90
3 Years	941	639	615	284	306	321
5 Years	1,223	942	1,071	504	545	572
10 Years	$ 2,025	$ 1,800	$ 2,333	$ 1,140	$ 1,231	$ 1,289

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Deutsche World Dividend Fund - USD ($)	Class A	Class T	Class C	Class R6	INST Class	Class S
1 Year	$ 679	$ 357	$ 186	$ 80	$ 85	$ 90
3 Years	941	639	615	284	306	321
5 Years	1,223	942	1,071	504	545	572
10 Years	$ 2,025	$ 1,800	$ 2,333	$ 1,140	$ 1,231	$ 1,289

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2017: 34%.

Principal Investment Strategy

Main investments. Normally, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in dividend paying stocks. The fund will generally invest in at least three different countries and will normally invest at least 40% of net assets in securities issued by foreign based companies.

Although the fund may invest in companies of any size and from any country, it will invest mainly in common stocks of established companies in countries with developed economies.

The fund's investments will include primarily common stocks issued by US and foreign based companies and may also include preferred stocks and other equity securities such as convertible securities and warrants.

Management process. The fund will seek income by investing in dividend paying stocks. Portfolio management looks for companies it believes are fundamentally strong and that it expects to have sustainable dividend yields, stable cash flows and are trading at compelling valuations.

In choosing securities, portfolio management uses a combination of analytical disciplines:

  Multi-factor model. Portfolio management uses a quantitative model that looks at dividend yield, payout ratio and dividend growth to narrow the investment universe.
  Bottom-up fundamental analysis. Portfolio management generally looks for companies that it believes have market leadership, strong management teams and high returns on capital.
  Valuation analysis. Portfolio management determines what they believe to be the intrinsic value of the company and only buy the stock when it is trading at a discount to the intrinsic value.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock's price, regardless of how well the company performs, or the fund's ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.

Dividend-paying stock risk. As a category, dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. In addition, issuers of dividend-paying stocks may have discretion to defer or stop paying dividends for a stated period of time. If the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund's ability to generate income may be adversely affected.

Preferred stocks, a type of dividend-paying stock, present certain additional risks. These risks include credit risk, interest rate risk, subordination to bonds and other debt securities in a company's capital structure, liquidity risk, and the risk of limited or no voting rights. Additionally, during periods of declining interest rates, there is a risk that an issuer may redeem its outstanding preferred stock. If this happens, the fund may be forced to reinvest in lower yielding securities. An issuer of preferred stock may have special redemption rights that, when exercised, may negatively impact the return of the preferred stock held by the fund.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU) and in March 2017, the United Kingdom initiated its withdrawal from the EU, which is expected to take place by March 2019. Significant uncertainty exists regarding the United Kingdom's anticipated withdrawal from the EU and any adverse economic and political effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Currency risk. Changes in currency exchange rates may affect the value of the fund's investments and the fund's share price. The value of currencies are influenced by a variety of factors, that include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, global energy prices, political instability and government monetary policies and the buying or selling of currency by a country's government. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the US dollar or, in the case of hedged positions, that the US dollar will decline relative to the currency being hedged. Currency exchange rates can be volatile and can change quickly and unpredictably, thereby impacting the value of the fund's investments.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

Regional focus risk. Focusing investments in a single country or few countries, or regions, involves increased currency, political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

Class T is a new class of shares and therefore does not have a full calendar year of performance available. The performance figures for Class T shares are based on the historical performance of the fund's Institutional Class shares adjusted to reflect the higher expenses and applicable sales charges of Class T.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

	Returns	Period ending
Best Quarter	26.32%	September 30, 2009
Worst Quarter	-24.31%	December 31, 2008

Average Annual Total Returns (For periods ended 12/31/2017 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Average Annual Total Returns - Deutsche World Dividend Fund	Class Inception	1 Year	5 Years	10 Years
Class A | before tax	Mar. 19, 2001	2.42%	5.85%	0.38%
Class A | After tax on distributions		2.17%	5.48%	(0.05%)
Class A | After tax on distributions and sale of fund shares		1.64%	4.60%	0.32%
Class T | before tax	Jun. 05, 2017	5.89%	6.59%	0.82%
Class C | before tax	Mar. 19, 2001	7.82%	6.32%	0.19%
INST Class | before tax	Mar. 11, 2005	8.91%	7.42%	1.34%
Class S | before tax	Oct. 10, 1994	8.89%	7.36%	1.20%
Class S | MSCI World High Dividend Yield Index (reflects no deduction for fees or expenses)		18.14%	9.32%	3.87%
Class S | MSCI World Index (reflects no deduction for fees or expenses)		22.40%	11.64%	5.03%

Average Annual Total Returns - Deutsche World Dividend Fund - Class R6	Class Inception	1 Year	Since Inception
before tax	Aug. 25, 2014	8.99%	2.45%
MSCI World High Dividend Yield Index (reflects no deduction for fees or expenses)		18.14%	5.64%
MSCI World Index (reflects no deduction for fees or expenses)		22.40%	7.93%